Consolidated Statements of Financial Position	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)
Current assets
Cash and bank balances	RM 33,361,224	$ 7,065,062	RM 56,183,612
Trade receivables	27,846,000	5,897,077	67,461,692
Other receivables, deposits and prepayments	9,473,193	2,006,182	5,470,576
Amount due from related companies			38,070,000
Current tax asset	38,559	8,166	20,849
Total current assets	70,718,976	14,976,487	167,206,729
Non-current assets
Property, plant and equipment	113,296,534	23,993,336	111,606,553
Right -of-use asset	134,954	28,580	259,526
Intangible asset	88,759,218	18,796,954	116,630,856
Total non-current assets	202,190,706	42,818,870	228,496,935
Total assets	272,909,682	57,795,357	395,703,664
Current liabilities
Trade payables	300,000	63,532	7,202,712
Other payables and accruals	1,130,017	239,308	1,689,557
Amount due to related companies			27,800,000
Amount due to holding company			21,500,000
Current tax liability	26,674	5,649	64,393
Lease liabilities	127,945	27,095	121,693
Total current liabilities	1,584,636	335,584	58,378,355
Non-current liabilities
Deferred tax liabilities	7,237,031	1,532,620	18,348,653
Lease liabilities	10,954	2,320	138,899
Total non-current liabilities	7,247,985	1,534,940	18,487,552
Total liabilities	8,832,621	1,870,524	76,865,907
Net assets	264,077,061	55,924,833	318,837,757
EQUITY
Share capital	23,308,795	4,936,212	23,308,795
Reserves	240,767,866	50,988,536	295,434,804
Equity attributable to owners of the Company	264,076,661	55,924,748	318,743,599
Non-controlling interests	400	85	94,158
TOTAL EQUITY	RM 264,077,061	$ 55,924,833	RM 318,837,757